Statutory Results - Regulatory Capital Requirements (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Statutory Accounting Practices, Risk Based Capital Requirements Compliance Assertion	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company).	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2021 (Successor Company) and 2020 (Predecessor Company).